AC One China Fund
Schedule of Investments
March 31, 2020 (Unaudited)

	Shares	Value
COMMON STOCKS - 94.9%
Communication Services - 18.5%
China Mobile	55,000	$412,185
China Telecom, Class H	585,000	177,246
Tencent Holdings	35,700	1,764,566
		2,353,997
Consumer Discretionary - 12.3%
Anta Sports Products	55,000	399,119
Geely Automobile Holdings	170,000	246,708
Haier Electronics Group	140,000	369,581
IMAX China Holding	150,000	231,127
Man Wah Holdings	212,000	114,921
Trip.com Group *	8,850	207,532
		1,568,988
Consumer Staples - 7.2%
China Mengniu Dairy	187,000	644,910
Hengan International Group	37,000	276,360
		921,270
Financials # - 26.1%
Bank Of China, Class H	850,000	323,564
China Life Insurance, Class H	241,000	465,383
CITIC Securities, Class H	185,000	335,469
Haitong International Securities Group	530,000	134,321
Haitong Securities, Class H	212,000	192,569
Hong Kong Exchanges & Clearing	12,000	359,512
Industrial & Commercial Bank of China, Class H	605,000	412,718
PICC Property & Casualty, Class H	536,002	513,265
Ping An Insurance Group, Class H	61,000	595,742
		3,332,543
Health Care - 7.8%
CSPC Pharmaceutical Group	212,000	417,023
Sino Biopharmaceutical	277,500	362,159
Sinopharm Group, Class H	100,800	223,342
		1,002,524
Industrials - 5.0%
Air China, Class H	340,000	217,041
Beijing Capital International Airport, Class H	145,000	92,025
China Eastern Airlines *	530,000	181,479
China Everbright International	265,000	150,682
		641,227
Information Technology - 15.7%
AAC Technologies	40,000	203,981
Alibaba Group Holding - ADR *	6,960	1,353,581
Baidu - ADR *	1,785	179,910
Razer *	220,000	26,983
TravelSky Technology, Class H	138,000	241,532
		2,005,987
Utilities - 2.3%
China Resources Gas Group	58,000	291,059

TOTAL COMMON STOCKS
(Cost $10,969,006)		12,117,595

SHORT-TERM INVESTMENT - 5.3%
Invesco Treasury Obligations Portfolio, Institutional Class, 0.61% ^
(Cost $672,562)	672,562	672,562

Total Investments - 100.2%
(Cost $11,641,568)		12,790,157
Other Assets and Liabilities, Net - (0.2)%		(27,494)
Total Net Assets - 100.0%		$12,762,663

*	Non-income producing security.
#
The Fund is signficantly invested in this sector and therefore is subject to additional risks.  Changes in governmental regulation, interest rates, domestic and international economics, loan losses, price competition and industry consolidation may affect companies in this sector.

^	The rate shown is the annualized seven day effective yield as of March 31, 2020.
ADR - American Depositary Receipt

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's securities as of March 31, 2020:
	Level 1	Level 2	Level 3	Total
Common Stocks	$1,741,023	$10,376,572	$-	$12,117,595
Short-Term Investment	672,562	-	-	$672,562
Total Investments	$2,413,585	$10,376,572	$-	$12,790,157

Refer to the Fund's Schedule of Investments for further information on the classication of investments.